Discontinued Operation	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [abstract]
Discontinued Operation
26.
DISCONTINUED OPERATION

On January 13, 2021, Old LAC completed the sale of its organoclay property, plant and equipment for net proceeds of $4,034. The results from operations for the organoclay business have been presented as discontinued operations in the Consolidated Statements of Comprehensive Loss and the Consolidated Statements of Cash Flows.

	Years ended December 31,
	2023	2022	2021
	$	$	$
ORGANOCLAY SALES	-	-	18
COST OF SALES	-	-	(42)
GROSS LOSS	-	-	(24)

EXPENSES
General, administrative, and other	-	-	(37)
	-	-	(37)

Other income	-	-	25
Gain on sale of assets	-	-	158

NET INCOME FROM DISCONTINUED OPERATION	-	-	122
	-	-
Net cash inflow from discontinued operation	-	-	3,523